UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Mid Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2010

Disciplined Value Mid Cap Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Common Stocks 95.19%		$203,076,798

(Cost $184,256,605)

Consumer Discretionary 12.28%		26,185,117

Hotels, Restaurants & Leisure 0.67%
CEC Entertainment, Inc. (I)	38,190	1,432,889

Household Durables 3.04%
Lennar Corp., Class A (L)	90,400	1,373,176
Mohawk Industries, Inc. (I)	54,075	2,841,101
NVR, Inc. (I)(L)	1,870	1,159,363
Stanley Black & Decker, Inc.	18,790	1,118,569

Internet & Catalog Retail 0.69%
Expedia, Inc.	56,019	1,474,980

Leisure Equipment & Products 0.41%
Mattel, Inc.	33,415	863,444

Media 2.09%
Omnicom Group, Inc.	80,570	3,661,093
The McGraw-Hill Companies, Inc.	23,240	801,548

Specialty Retail 3.63%
Abercrombie & Fitch Company, Class A	18,835	946,459
Bed Bath & Beyond, Inc. (I)(L)	37,580	1,643,749
The Gap, Inc.	94,005	2,007,947
Williams-Sonoma, Inc.	94,405	3,140,854

Textiles, Apparel & Luxury Goods 1.75%
Coach, Inc.	35,010	1,979,465
VF Corp.	21,000	1,740,480

Consumer Staples 1.79%		3,825,585

Beverages 0.53%
Dr. Pepper Snapple Group, Inc.	31,145	1,140,841

Food & Staples Retailing 0.74%
Safeway, Inc.	44,940	1,033,171
The Kroger Company	23,430	551,777

Tobacco 0.52%
Lorillard, Inc.	13,820	1,099,796

Energy 7.07%		15,083,483

Energy Equipment & Services 1.92%
Bristow Group, Inc. (I)(L)	25,540	1,121,461
Oil States International, Inc. (I)	31,145	1,847,833
Pride International, Inc. (I)	36,140	1,123,954

Oil, Gas & Consumable Fuels 5.15%
Concho Resources, Inc. (I)	18,865	1,561,079
Noble Energy, Inc.	31,700	2,575,625
Rosetta Resources, Inc. (I)	75,675	2,710,679
SM Energy Company	64,125	3,186,371
Ultra Petroleum Corp. (I)	20,355	956,481

Financials 23.75%		50,673,751

Capital Markets 4.16%
Affiliated Managers Group, Inc. (I)	21,045	1,839,543
Raymond James Financial, Inc.	94,015	2,696,350

1

Disciplined Value Mid Cap Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Financials (continued)

SEI Investments Company	80,985	$1,828,641
TD Ameritrade Holding Corp.	149,570	2,503,802

Commercial Banks 4.10%
Bank of Hawaii Corp.	8,160	353,328
Comerica, Inc. (L)	36,645	1,337,176
East West Bancorp, Inc.	77,395	1,342,029
Fifth Third Bancorp	147,275	1,759,936
M&T Bank Corp.	16,075	1,237,132
Popular, Inc. (I)	427,118	1,230,100
SunTrust Banks, Inc.	36,370	849,603
Zions Bancorporation (L)	32,435	630,861

Consumer Finance 2.59%
Capital One Financial Corp.	28,570	1,063,661
Discover Financial Services	183,855	3,360,869
SLM Corp. (I)	94,905	1,096,153

Diversified Financial Services 1.19%
Moody's Corp. (L)	95,175	2,553,545

Insurance 8.55%
ACE, Ltd.	16,225	949,487
Alleghany Corp. (I)	9,447	2,845,909
Aon Corp.	26,805	1,075,417
Assurant, Inc.	24,380	859,883
Genworth Financial, Inc., Class A (I)	24,200	282,172
Hanover Insurance Group, Inc.	50,615	2,291,847
Loews Corp.	32,570	1,218,444
Marsh & McLennan Companies, Inc.	103,785	2,602,928
Reinsurance Group of America, Inc.	31,300	1,562,809
Symetra Financial Corp.	109,455	1,324,406
Unum Group	120,950	2,599,216
W.R. Berkley Corp. (L)	23,450	625,881

Real Estate Investment Trusts 3.16%
Annaly Capital Management, Inc. (L)	23,026	418,843
Duke Realty Corp.	62,715	698,018
Equity Residential	20,235	1,011,345
Kimco Realty Corp.	98,100	1,634,346
Regency Centers Corp. (L)	18,910	770,015
Taubman Centers, Inc.	26,360	1,279,251
Ventas, Inc.	18,350	940,805

Health Care 8.50%		18,131,245

Health Care Equipment & Supplies 2.66%
CareFusion Corp. (I)	120,160	2,748,059
Hologic, Inc. (I)	77,195	1,265,998
STERIS Corp.	48,530	1,669,917

Health Care Providers & Services 5.30%
Cardinal Health, Inc.	42,745	1,520,867
DaVita, Inc. (I)	24,930	1,812,411
Humana, Inc. (I)	15,835	887,393
Laboratory Corp. of America Holdings (I)	14,830	1,216,505
Lincare Holdings, Inc.	64,635	1,664,351
McKesson Corp.	37,520	2,397,528
Omnicare, Inc.	78,360	1,806,982

2

Disciplined Value Mid Cap Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Health Care (continued)

Pharmaceuticals 0.54%
Hospira, Inc. (I)	20,285	$1,141,234

Industrials 12.97%		27,674,686

Building Products 0.45%
Lennox International, Inc.	21,820	959,862

Electrical Equipment 2.35%
Cooper Industries PLC	33,895	1,847,278
Thomas & Betts Corp. (I)	71,595	3,182,398

Machinery 2.04%
Ingersoll-Rand PLC (L)	52,935	2,170,335
Kennametal, Inc.	64,380	2,177,332

Professional Services 5.25%
Equifax, Inc.	83,320	2,883,705
Manpower, Inc.	50,915	2,867,533
Robert Half International, Inc.	92,805	2,572,555
Towers Watson & Company, Class A	57,285	2,875,707

Road & Rail 0.27%
Norfolk Southern Corp.	9,510	572,217

Trading Companies & Distributors 2.61%
WESCO International, Inc. (I)	100,795	4,809,937
WW Grainger, Inc.	6,050	755,827

Information Technology 14.47%		30,874,941

Communications Equipment 1.05%
Harris Corp.	50,675	2,241,862

Electronic Equipment, Instruments & Components 4.88%
Aeroflex Holding Corp. (I)	119,160	1,717,096
Arrow Electronics, Inc. (I)	103,610	3,212,946
Avnet, Inc. (I)	111,380	3,413,797
Ingram Micro, Inc., Class A (I)	116,030	2,071,136

Internet Software & Services 0.72%
Monster Worldwide, Inc. (I)(L)	68,075	1,537,134

IT Services 1.56%
Amdocs, Ltd. (I)	45,110	1,172,860
Broadridge Financial Solutions, Inc.	41,395	852,323
The Western Union Company	74,050	1,306,242

John Hancock Investment Trust (G) 0.67%
CGI Group, Inc., Class A (I)	91,325	1,431,976

Office Electronics 0.76%
Xerox Corp.	141,960	1,626,862

Semiconductors & Semiconductor Equipment 2.85%
Analog Devices, Inc.	75,995	2,702,382
Micron Technology, Inc. (I)	124,160	901,402
STMicroelectronics NV (L)	276,550	2,475,123

Software 1.98%
CA, Inc.	73,955	1,692,830
Electronic Arts, Inc. (I)	168,945	2,518,970

3

Disciplined Value Mid Cap Fund
As of 11-30-10 (Unaudited)

	Shares	Value

Materials 7.77%		$16,565,463

Chemicals 3.32%
Albemarle Corp.	53,055	2,869,745
Ashland, Inc.	24,385	1,240,709
Cytec Industries, Inc.	21,220	1,014,953
PPG Industries, Inc.	25,065	1,954,067

Containers & Packaging 1.80%
Ball Corp.	25,990	1,712,221
Crown Holdings, Inc. (I)	68,755	2,133,468

Metals & Mining 2.65%
Allegheny Technologies, Inc.	15,895	821,772
Globe Specialty Metals, Inc.	99,055	1,605,682
Reliance Steel & Aluminum Company	72,280	3,212,846

Telecommunication Services 0.93%		1,980,162

Diversified Telecommunication Services 0.93%
CenturyLink, Inc. (L)	46,061	1,980,162

Utilities 5.66%		12,082,365

Electric Utilities 3.72%
Allegheny Energy, Inc.	76,195	1,738,770
American Electric Power Company, Inc.	15,030	535,068
Edison International	55,095	2,035,209
NV Energy, Inc.	126,740	1,735,071
Westar Energy, Inc. (L)	75,935	1,891,541

Multi-Utilities 1.94%
Alliant Energy Corp.	46,945	1,704,573
Ameren Corp.	49,835	1,431,261
PG&E Corp.	21,540	1,010,872

Short-Term Investments 12.06%		$25,727,714

(Cost $25,729,633)

	Par value/
	Shares	Value

Repurchase Agreement 4.19%		8,942,000

Repurchase Agreement with State Street Corp. dated 11/30/2010 at 0.010% to be repurchased at $8,942,002 on 12/01/2010, collateralized by $9,035,000 United
States Treasury Notes, 1.000% due 04/30/2012 (valued at $9,121,736, including
interest)	$8,942,000	8,942,000

Securities Lending Collateral 7.87%		16,785,714

John Hancock Collateral Investment Trust, 0.2624% (W)(Y)	1,677,380	16,785,714

Total investments (Cost $209,986,238)† 107.25%		$228,804,512

Other assets and liabilities, net (7.25%)		($15,476,485)

Total net assets 100.00%		$213,328,027

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2010.

4

Disciplined Value Mid Cap Fund
As of 11-30-10 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of November 30, 2010.

† At November 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $210,378,730. Net unrealized depreciation aggregated $18,425,782, of which $21,850,684 related to appreciated investment securities and $3,424,902 related to depreciated investment securities.

5

Disciplined Value Mid Cap Fund
As of 11-30-10 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments of the Fund are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements which are Level 2.

During the three month period ended November 30, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.

363Q1 11/10
1/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011